Intangible assets and goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) Right	Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
Intangible assets and goodwill
Internally-developed software cost capitalized	€ 50,008,000	€ 28,301,000		€ 17,730,000
Increase (decrease) through transfers, intangible assets and goodwill	161,400,000	143,100,000		117,700,000
Acquisition of intangible assets	222,288,000	185,493,000	[1]	154,266,000	[1]
Intangible assets and goodwill	1,607,057,000	1,697,331,000		843,632,000
Additions from granted equity instruments	€ 0	€ 87,300,000
Terminal value growth rate	2.00%
RoW Other
Intangible assets and goodwill
Terminal value growth rate		2.00%
Carrying amount of the CGU		€ 39,000,000
Terminal Value Growth Rate Measurement Input
Intangible assets and goodwill
Percentage of reasonably possible increase in unobservable input, assets		0.00%
Discount rate
Intangible assets and goodwill
Percentage of reasonably possible increase in unobservable input, assets		1.00%
Goodwill | Rest of the world betting, audio visual and United States
Intangible assets and goodwill
Impairment loss		€ 0
CGU United States | Goodwill
Intangible assets and goodwill
Impairment loss	€ 0	6,500,000
CGUs Other Than CGU United States
Intangible assets and goodwill
Impairment loss		6,500,000
Cost
Intangible assets and goodwill
Intangible assets and goodwill	2,126,194,000	2,134,770,000		1,319,127,000
Purchased services
Intangible assets and goodwill
Internally-developed software cost capitalized	21,616,000	6,528,000		2,170,000
Licences
Intangible assets and goodwill
Intangible assets and goodwill	€ 1,090,818,000	1,234,544,000		374,221,000
Percentage of net book value of sport rights licenses	90.00%
Licences | Maximum
Intangible assets and goodwill
Additions to licenses recognized as liabilities	€ 86,100,000	882,200,000
Licences | Contract Liabilities Relating To Barter Deals [Member] | Minimum
Intangible assets and goodwill
Additions related to barter transactions	1,500,000	46,000,000
Licences | Cost
Intangible assets and goodwill
Intangible assets and goodwill	1,438,672,000	1,534,859,000		741,626,000
Internally Developed Software
Intangible assets and goodwill
Intangible assets and goodwill	94,930,000	56,608,000		37,800,000
Internally Developed Software | Cost
Intangible assets and goodwill
Intangible assets and goodwill	136,908,000	86,525,000		64,939,000
Brand Names
Intangible assets and goodwill
Intangible assets and goodwill	7,508,000	3,893,000		5,468,000
Brand Names | Cost
Intangible assets and goodwill
Carrying amount of brand names with indefinite useful lives	900,000	900,000
Intangible assets and goodwill	€ 18,001,000	€ 13,028,000		€ 13,177,000
Sport Rights Included Within Licenses
Intangible assets and goodwill
Number of individual sport rights | Right	5
Useful life measured as period of time, intangible assets other than goodwill	6 years 2 months 12 days
Sport Rights Included Within Licenses | Largest sport rights
Intangible assets and goodwill
Percentage of overall balance of sport rights licenses	5.00%
Sport Rights Included Within Licenses | Cumulative sport right within license
Intangible assets and goodwill
Intangible assets and goodwill	€ 974,500,000
Useful life measured as period of time, intangible assets other than goodwill	3 years 1 month 6 days

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.